On January 8, 2016, Stanley H. Epstein, Harriet P. Epstein, and SEP IRA A/C Peter Christopher Gardner, derivatively and on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe, Robert L. Swiggett and Roger Lowenstein (collectively, the “Defendants”) in the Supreme Court of the State of New York, County of New York. The Fund is also named in the suit as a Nominal Defendant. On May 9, 2016, the plaintiffs filed an amended complaint, adding Edward Lazarus as an additional Defendant. The amended complaint asserts derivative claims in connection with certain of the Fund’s investments against the Defendants for alleged breach of fiduciary duty, aiding and abetting breach of fiduciary duty, breach of contract and gross negligence. The case is Epstein v. Ruane, Cunniff & Goldfarb Inc. et al., 650100/2016, Supreme Court of the State of New York, County of New York (Manhattan). In February 2017, the court granted the Defendants’ motion to dismiss all claims in the action. On March 22, 2017, the plaintiffs filed a notice of appeal from the court’s dismissal. On November 21, 2017, plaintiffs Stanley Epstein and Harriet Epstein filed a Stipulation of Voluntary Discontinuance of their claims. On July 5, 2018, the Supreme Court Appellate Division, First Department, unanimously affirmed the dismissal of all claims. On November 29, 2018, the plaintiffs filed an application for leave to appeal the Appellate Division’s ruling to the New York Court of Appeals, which is currently pending.

On May 21, 2018, Thomas Edwards and Michael Fortune, individually and as representative of a class, filed a suit against Sequoia Fund, Inc. in the United States District Court in the Southern District of New York. The complaint asserts a claim for breach of contract. The case is Edwards v. Sequoia Fund, Inc., Case No. 1:18-cv-04501, U.S. District Court for the Southern District of New York. On October 18, 2018, the court granted defendant’s motion to dismiss all claims. On November 15, 2018, plaintiffs filed a notice of appeal, and the decision is currently being appealed.

On November 14, 2017, Donald Tapert, derivatively and on behalf of the Fund, filed a suit against David M. Poppe, Edward Lazarus, Robert L. Swiggett, Roger Lowenstein, Tim Medley, John B. Harris, Peter Atkins, Melissa Crandall, Robert D. Goldfarb, and Ruane, Cunniff & Goldfarb Inc., in the Baltimore City Circuit Court, Maryland. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, waste of corporate assets, and unjust enrichment. The case is Donald Tapert v. David M. Poppe et al., Case No. 24-C-17-005430 Baltimore City Circuit Court, Maryland. Defendants have moved to dismiss the complaint which motion is currently pending before the Court.

On February 9, 2018, Charles Wilfong & Ann R. Wilfong JTWROS, derivatively on behalf of the Fund, filed a suit against Ruane, Cunniff & Goldfarb Inc., Robert D. Goldfarb, David Poppe and Roger Lowenstein, in the Supreme Court of the State of New York. The Fund is also named in the suit as a Nominal Defendant. The complaint asserts derivative claims for breach of duty of loyalty, breach of duty of care, and wrongful refusal to take action. The case is Charles Wilfong v. Ruane, Cunniff & Goldfarb Inc. et al., 650699/2018, Supreme Court of the State of New York, County of New York (Manhattan).

On March 14, 2016, Clive Cooper, individually and as a representative of a class, on behalf of DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the United States District Court for the Southern District of New York against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Gary D. Forsee, Gregg Wm. Givens, Charles E. Haldeman, Jr., Samuel G. Liss and John Does

1-20. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty and violation of ERISA’s prohibited transaction rules, co-fiduciary breach, and breach of trust in connection with certain investments made on behalf of the Plan. The case is Cooper v. DST Systems, Inc. et al., Case No. 1:16-cv-01900-WHP, U.S. District Court for the Southern District of New York. Upon being presented with an arbitration agreement between plaintiff and DST, plaintiff dismissed without prejudice all claims against all of the defendants other than Ruane, Cunniff & Goldfarb Inc., which was thereby the only defendant remaining in the case. On August 15, 2017, the court granted Ruane, Cunniff & Goldfarb Inc.’s motion to compel arbitration and the case was dismissed on August 17,2017. On September 8, 2017, the plaintiffs filed a notice of appeal from the Court’s Order granting the motion to compel arbitration and dismissing the case. On June 29, 2018 the plaintiffs filed a brief with the United States Court of Appeals to appeal the Court’s Order, and on February 5, 2019 oral argument was heard on the appeal.

On September 1, 2017, plaintiffs Michael L. Ferguson, Myrl C. Jeffcoat and Deborah Smith, on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed a suit in the Southern District of New York against Ruane, Cunniff & Goldfarb Inc., DST Systems, Inc., The Advisory Committee of the DST Systems, Inc. 401(K) Profit Sharing Plan, the Compensation Committee of the Board of Directors of DST Systems, Inc., George L. Argyros, Tim Bahr, Jerome H. Bailey, Lynn Dorsey Bleil, Lowell L. Bryan, Ned Burke, John W. Clark, Michael G. Fitt, Gary D. Forsee, Steven Gebben, Gregg Wm. Givens, Kenneth Hager, Charles E. Haldeman, Jr., Lawrence M. Higby, Joan Horan, Stephen Hooley, Robert T. Jackson, Gerard M. Lavin, Brent L. Law, Samuel G. Liss, Thomas McDonnell, Jude C. Metcalfe, Travis E. Reed, M. Jeannine Strandjord, Beth Sweetman, Douglas Tapp and Randall Young. The Fund is not a defendant in this lawsuit. The complaint asserts claims for alleged breach of fiduciary duty under ERISA, breach of trust, and other claims. The case is Ferguson, et al. v. Ruane, Cunniff & Goldfarb Inc., Case No. 1:17-cv-06685 (S.D.N.Y.). On July 25, 2018, the plaintiff in the Ostrander case referred to below filed a motion in Ferguson seeking to intervene in that case to assert a class action on behalf of certain Plan participants.

On September 7, 2017, plaintiff Stephanie Ostrander, as representative of a class of similarly situated persons, and on behalf of the DST Systems, Inc. 401(k) Profit Sharing Plan, filed suit in the Western District of Missouri against DST Systems, Inc., The Advisory Committee of the DST Systems, Inc,. 401(k) Profit Sharing Plan, The Compensation Committee of The Board of Directors of DST Systems, Inc., Ruane, Cunniff & Goldfarb, Inc. and John Does 1-20. The complaint asserted claims for alleged breach of fiduciary duty, breach of trust, and other claims. The case is Ostrander v. DST Systems, Inc. et al., Case No. 4:17-cv-00747-GAF. The Fund is not a defendant in this lawsuit. On February 2, 2018, the court granted the defendants’ motion to dismiss all claims.

On September 28, 2018, counsel for Stephanie Ostrander filed another suit, Canfield v. SS&C Tech. Holdings, Inc. et al., asserting claims that are virtually identical to those asserted in the Cooper, Ferguson and Ostrander cases. The Fund is not a defendant in this lawsuit.

On November 5, 2018, counsel for Stephanie Ostrander filed another suit, Mendon v. SS&C Tech. Holdings, Inc. asserting claims that are virtually identical to those asserted in the Cooper, Ferguson, Ostrander and Canfield cases. The Fund is not a defendant in this lawsuit.

On August 6, 2018, eleven Plan participants of the DST Profit Sharing Plan submitted arbitration demands (the “Demands”) to the American Arbitration Association. The Demands assert claims that are virtually identical to those in the Cooper, Ferguson, Ostrander and Canfield cases. An additional approximately 250 claimants have sent demands, similar to the Demands, for submission to the American Arbitration Association, and we anticipate that additional claimants may file similar demands. The Fund is not a defendant in these proceedings..

Ruane, Cunniff & Goldfarb Inc. believes that the foregoing lawsuits are without merit and intends to defend itself vigorously against the allegations in them. The outcomes of these lawsuits are not expected to have a material impact on the Fund’s financial statements.